Segment information - Analysis of revenue and adjusted operating profit by geographical segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) segment	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 11,233	£ 11,302	£ 10,858
Group operating profit	2,206	1,996	1,825
Reconciling items between Group operating profit and Group adjusted operating profit	294	553	647
Adjusted operating profit	2,500	2,549	2,472
Net amortisation and impairment of intangible assets excluding computer software and impairment (reversal of impairment) of goodwill	147	224	172
Restructuring costs	214	169	41
Non-cash restructuring costs	68	1	2
Transaction related costs	(1)	2	8
Separation and admission costs	30	120	411
Gains (losses) on disposals of assets and businesses, tax indemnities related to business combinations and other items including litigation	(96)	38	15
North America
Disclosure of operating segments [line items]
Revenue	4,042	4,195	4,116
Adjusted operating profit	1,000	1,107	1,070
EMEA & LatAm
Disclosure of operating segments [line items]
Revenue	4,631	4,545	4,270
Adjusted operating profit	1,054	1,010	977
APAC
Disclosure of operating segments [line items]
Revenue	2,560	2,562	2,472
Adjusted operating profit	(539)	(541)	(506)
Corporate and other unallocated
Disclosure of operating segments [line items]
Adjusted operating profit	£ (93)	£ (109)	£ (81)